ING LOGO AMERICAS US Legal Services

J. Neil McMurdie Counsel (860) 580-2824 Fax: (860) 580-4934 neil.mcmurdie@us.ing.com

January 18, 2008

BY EDGARLINK

U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	Security Life of Denver Insurance Company
Security Life Separate Account L1
Prospectus Title: Asset Portfolio Manager
File Nos.: 333-50278 and 811-08292
Rule 497(e) Filing

Ladies and Gentlemen:

On behalf of Security Life of Denver Insurance Company (the "Company") and its Security Life Separate Account L1 (the "Account") and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the "1933 Act") and Item 101(a) of Regulation S-T, we are submitting for filing an electronic format copy of a supplement dated January 18, 2008, to the prospectus dated April 30, 2007, for certain flexible premium variable life insurance policies offered by the Company through the Account. The prospectus dated April 30, 2007, is incorporated into this filing by reference to the Company's filing under Rule 497(c) of the 1933 Act, as filed with the Securities and Exchange Commission (the "Commission") on May 1, 2007, and as amended by supplements to the prospectus filed under Rule 497(e) of the 1933 Act on July 24, 2007, and September 20, 2007.

The purpose of this filing is to update information regarding certain underlying funds.

The supplement is in the exact form in which it will be used.

If you have any questions regarding this submission, please call the undersigned at 860-580-2824.

Sincerely,

/s/ J. Neil McMurdie J. Neil McMurdie

Windsor Site	ING North America Insurance Corporation
One Orange Way, C1S
Windsor, CT 06095-4774